Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill, Gross	¥ 2,158,512		¥ 2,094,839	¥ 2,103,948
Accumulated impairment losses	(1,740,556)		(1,740,556)	(1,740,556)
Goodwill, Net	417,956		354,283	363,392
Goodwill acquired during the fiscal year	39,683	[1]
Foreign currency translation adjustments and other	23,990		(9,109)
Integrated Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	840,055		840,055	840,055
Accumulated impairment losses	(840,055)		(840,055)	(840,055)
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	885,234		885,234	885,234
Accumulated impairment losses	(885,234)		(885,234)	(885,234)
Foreign currency translation adjustments and other
Integrated Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	22,527		22,527	22,527
Accumulated impairment losses	(14,735)		(14,735)	(14,735)
Goodwill, Net	7,792		7,792	7,792
Foreign currency translation adjustments and other
Integrated Global Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	408,396		344,723	353,832
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	407,864		344,191	353,300
Goodwill acquired during the fiscal year	39,683	[1]
Foreign currency translation adjustments and other	23,990		(9,109)
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	152,203		152,203	152,203
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	151,671		151,671	151,671
Foreign currency translation adjustments and other
Integrated Global Business Group [Member] | UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	256,193		192,520	201,629
Goodwill, Net	256,193		192,520	201,629
Goodwill acquired during the fiscal year	39,683	[1]
Foreign currency translation adjustments and other	23,990		(9,109)
Global Markets [Member]
Goodwill [Line Items]
Goodwill, Gross	2,300		2,300	2,300
Goodwill, Net	2,300		2,300	2,300
Foreign currency translation adjustments and other

[1]	See Note 2 for the goodwill acquired in connection with acquisitions.